Fees Summary	Mar. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,355,000
Previously Paid Amount	0.00
Total Fee Amount	819.85
Total Offset Amount	0.00
Net Fee	819.85
Narrative - Max Aggregate Offering Price	$ 5,355,000
Final Prospectus	true